ACCOUNTING PRINCIPLES AND POLICIES (Policies)	12 Months Ended
Dec. 31, 2025
ACCOUNTING PRINCIPLES AND POLICIES [Abstract]
Basis of preparation and going concern assumption	BASIS OF PREPARATION AND GOING CONCERN ASSUMPTION
The consolidated financial statements are prepared in accordance with the IFRS® Accounting Standards as issued by the International Accounting Standards Board, or IASB. The consolidated financial statements provide a general overview of our activities and the results achieved and have been prepared on a going concern basis.
Management exercises its judgment in the process of applying the Company’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 2.5 Material accounting judgments and estimates.
These financial statements are presented in U.S. Dollars (US$, USD), and rounded to the nearest thousand U.S. dollars ($‘000), unless otherwise stated.
Going Concern
In preparing the consolidated financial statements, the Board of Directors is responsible for assessing the Group’s ability to continue as a going concern, disclosing, as applicable, matters related to going concern and using the going concern basis of accounting unless the Board of Directors either intends to liquidate the Group or to cease operations, or has no realistic alternative but to do so.
The Group's consolidated financial statements have been prepared on a going concern basis.
The 2025 year-end balance of cash and cash equivalents, restricted cash and marketable securities of $181.1 million is expected to fund the Company for more than twelve months from the date of this report.

During 2025, the Company's operating cash flows improved strongly compared to 2024, reflecting the continued strength of RUCONEST® revenues, sustained growth of Joenja® (leniolisib), and increased operational efficiencies. This improvement in underlying cash generation further supports the Group’s assessment of its liquidity position.
Following regulatory approvals of Joenja® (leniolisib) and the acquisition of Abliva AB in early 2025, the Company has increased investments in strengthening its commercial function and pipeline development. While this investment initially reduced the overall cash position, they are expected to support long‑term revenue growth and operational scalability. The Company expects to make further investments in the acquired pipeline over the coming years, which will temporarily reduce cash resources and affect results in 2026. The Company remains confident in the robustness of RUCONEST® sales, growth and expansion of Joenja® sales and the expansion of its pipeline.
Presently, however, no further assurance can be given on either the timing or size of future profits.
In addition, in the event that the Company needs to raise capital by issuing additional shares, shareholders' equity interests may be diluted as to voting power, and their interests as to value will depend on the price at which such issues are made. The Company sees no further need to raise capital to support its current operations, but may take an opportunity to do so in either equity issue or through an expansion of the current convertible debt or to raise debt, or through a combination of such instruments, to support an acquisition or in-licensing of additional assets, if appropriate terms can be obtained that are in the best interests of shareholders.
Macro-economic developments like pressure on energy supply, increased inflation and higher interest rates have an impact on Pharming and are managed by price increases on our products in line with CPI development and fixed interest on our convertible bond.
Overall, based on the outcome of this assessment, Pharming's 2025 financial statements have been prepared on the basis of a going concern assumption and no material uncertainties exist that may cast significant doubt on the Group’s ability to continue as a going concern. Notwithstanding their belief and confidence that Pharming will be able to continue as a going concern, the Executive Directors and Officers emphasize that the actual cash flows may potentially ultimately deviate up or down from our projections due to various reasons. In the absence of unforeseen significant events outside of our control such as banning of the product from sale in a major market, the Executive Directors and Officers believe that the Company will have more than sufficient resources to meet all obligations within the next 12 months after the date of these financial statements.

New and revised IFRS standards	New and revised IFRS standards
The Company applied for the first-time certain amendments, which are effective for annual periods beginning on or after January 1, 2025, as disclosed below.
•Amendments to IAS 21: The Effects of Changes in Foreign Exchange Rates titled Lack of Exchangeability

Its adoption has not had any material impact on the disclosures or on the amounts reported in these financial statements. The Company has not early adopted any other standard, interpretation or amendment that has been issued but are not yet effective.

The new and amended standards and interpretations that are issued, but are not yet effective, up to the date of issuance of the Group's financial statements, which the Group intends to adopt, if applicable, when they become effective, are disclosed below.

At the date of authorisation of these financial statements, the company has not applied the following new and revised IFRS Accounting Standards that have been issued but are not yet effective:
•Amendments to IFRS 9 and IFRS 7: Amendments to the Classification and Measurement of Financial Instruments
•Annual Improvements to IFRS Accounting Standards – Volume 11: Amendments to IFRS 1 First-time Adoption of International Financial Reporting Standards, IFRS 7 Financial Instruments: Disclosures and its accompanying Guidance on implementing IFRS 7, IFRS 9 Financial Instruments, IFRS 10 Consolidated Financial Statements, and IAS 7 Statement of Cash Flows
•Amendments to IFRS 9 and IFRS 7: Contracts Referencing Nature-dependent Electricity
•IFRS 18: Presentation and Disclosures in Financial Statements
•IFRS 19: Subsidiaries without Public Accountability: Disclosures

The Board of Directors does not expect that the adoption of the Standards listed above will have a material impact on the financial statements of the Company in future periods, except for IFRS 18 Presentation and Disclosures in Financial Statements.
IFRS 18 replaces IAS 1, carrying forward many of the requirements in IAS 1 unchanged and complementing them with new requirements. In addition, some IAS 1 paragraphs have been moved to IAS 8 and IFRS 7. Furthermore, the IASB has made minor amendments to IAS 7 and IAS 33 Earnings per Share.

IFRS 18 introduces new requirements to:
•present specified categories and defined subtotals in the statement of profit or loss;
•provide disclosures on management-defined performance measures (MPMs) in the notes to the financial statements; and
•improve aggregation and disaggregation.

While recognition and measurement of items will remain unchanged, the presentation in the consolidated statement of income will be affected. In addition, the cash flow statement will also be effected, as well as the disclosures related to these statements. New disclosure requirements are expected to include the management‑defined performance measures and a breakdown of the nature of expenses for line items presented by function in the operating category of the statement of profit or loss for certain nature expenses. Lastly, for the first annual period of application of IFRS 18, a reconciliation for each line item in the statements of profit or loss between the restated amounts presented by applying IFRS 18 and the amounts previously presented applying IAS 1.
An entity is required to apply IFRS 18 for annual reporting periods beginning on or after January 1, 2027, with earlier application permitted. The amendments to IAS 7 and IAS 33, as well as the revised IAS 8 and IFRS 7, become effective when an entity applies IFRS 18. IFRS 18 requires retrospective application with specific transition provisions.
The Board of Directors anticipate that the application of these amendments may have an impact on the group's consolidated financial statements in future periods.

Basis of consolidation	Basis of consolidation
The consolidated financial statements include Pharming Group N.V. and its controlled subsidiaries, after the elimination of all intercompany transactions and balances. Subsidiaries are consolidated from the date the acquirer obtains effective control until control ceases.
An entity is considered effectively controlled if the Company, directly or indirectly, has the power to govern the financial and operating policies of an entity so as to obtain benefits from its activities. Acquisitions of subsidiaries are accounted for using the acquisition method of accounting. The financial statements of the subsidiaries are prepared for the same reporting year as Pharming Group N.V., using the same accounting policies. Intercompany transactions, balances and unrealized gains and losses on transactions between group companies are eliminated.
Non-controlling interests in subsidiaries are identified separately from the group’s equity therein. The carrying amount of non-controlling interests is the amount of those interests at initial recognition plus the non-controlling interests’ share of subsequent changes in equity. Profit or loss and each component of other comprehensive income are attributed to the owners of the parent entity and to the non-controlling interests. Changes in the group’s interests in subsidiaries that do not result in a loss of control are accounted for as equity transactions. The carrying amount of the group’s interests and the non-controlling interests are adjusted to reflect the changes in their relative interests in the subsidiaries. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is recognized directly in equity and attributed to the owners of the parent entity.

Foreign currency translation
Foreign currency translation
In preparing the financial statements of the Group, transactions in currencies other than the entity’s functional currency (foreign currencies) are recognized at the rates of exchange prevailing on the dates of the transactions. At each reporting date, monetary assets and liabilities that are denominated in foreign currencies are retranslated at the rates prevailing at that date. Non-monetary items carried at fair value that are denominated in foreign currencies are translated at the rates prevailing at the date when the fair value was determined. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated.
Exchange differences are recognized in profit or loss in the period in which they arise except for:
•Exchange differences on foreign currency borrowings relating to assets under construction for future productive use, which are included in the cost of those assets when they are regarded as an adjustment to interest costs on those foreign currency borrowings;
•Exchange differences on transactions entered into to hedge certain foreign currency risks
•Exchange differences on monetary items receivable from or payable to a foreign operation for which settlement is neither planned nor likely to occur in the foreseeable future (therefore forming part of the net investment in the foreign operation), which are recognized initially in other comprehensive income and reclassified from equity to profit or loss on disposal or partial disposal of the net investment.
For the purpose of presenting consolidated financial statements in U.S. dollars, the assets and liabilities of the Group’s operations having a different functional currency are translated at exchange rates prevailing on the reporting date. Income and expense items are translated at the average exchange rates for the period, unless exchange rates fluctuate significantly during that period, in which case the exchange rates at the date of transactions are used. Exchange differences arising, if any, are recognized in other comprehensive income and accumulated in a foreign exchange translation reserve.
Distinction between current and non-current
Distinction between current and non-current
An item is classified as current when it is expected to be realized (settled) within 12 months after the end of the reporting year. Liabilities are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the end of the reporting year.

Intangible assets acquired separately and Derecognition of intangible assets
Intangible assets acquired separately
Intangible assets, or IFA, acquired separately are measured at historical cost. The cost of intangible assets acquired in a business combination is recognized and measured at fair value as at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and any accumulated impairment losses.
Intangible assets with finite lives are amortized over the useful life and assessed for impairment whenever there is an indication that the intangible assets may be impaired and at the end of each reporting period. The estimated useful lives, residual values and amortization method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis. Changes in the expected useful life, according to the straight-line method, or the expected pattern of consumption of future economic benefits embodied in the asset is accounted for by changing the amortization period or method, as appropriate, and treated as changes in accounting estimates. The amortization expense on intangible assets with finite lives is recognized in the statement of income in the relevant expense category consistent with the function of the intangible asset.
The remaining amortization periods for intangible assets at December 31, 2025 are:

Amortization period
Category	Description	Total	Remaining
RUCONEST® for HAE (EU)	RUCONEST® for HAE (EU) development costs	10 years	Fully amortized
RUCONEST® license	RUCONEST® license for HAE (US)	20 years	11 years
RUCONEST® license	RUCONEST® license for HAE (EU)	7 years	1 year
JOENJA® license	JOENJA® license for APDS	14 years	11 years
KL1333 license	KL1333 license for mitochondrial disease	N/A	N/A
Goodwill	Goodwill on acquisition Abliva AB	N/A	N/A
Software	Software development costs	3 to 5 years	1 to 5 years
Derecognition of intangible assets
An intangible asset is derecognized on disposal, or when no future economic benefits are expected from use or disposal. Gains or losses arising from derecognition of an intangible asset, measured as the difference between the net disposal proceeds and the carrying amount of the asset, are recognized in profit or loss when the asset is derecognized.

Property, plant and equipment
Property, plant and equipment
Property, plant and equipment is stated at cost less accumulated depreciation charges and accumulated impairment charges. Generally, depreciation is calculated using a straight-line basis over the estimated useful life of the asset. The estimated useful lives, residual values and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis. The carrying values of property, plant and equipment are reviewed for impairment when events or changes in circumstances indicate that the carrying value may not be recoverable.
An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected from its use or disposal.
Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the statement of income in the year the asset is derecognized. Residual values, useful lives and depreciation methods are reviewed, and adjusted if appropriate, at each financial year-end.
All costs that are directly attributable to bringing an asset to the location and condition necessary for it to be capable of operating in the manner intended by management, will be capitalized. These costs include direct employee benefits, rent and testing costs. Capitalization will be done until the asset is capable of operating in the manner intended by management.

Investments in associates
Investments in associates
An associate is an entity over which the Group has significant influence and that is neither a subsidiary nor an interest in a joint venture. Significant influence is the power to participate in the financial and operating policy decisions of the investee but is not control or joint control over those policies. The results and assets and liabilities of associates are incorporated in these financial statements using the equity method of accounting. Under the equity method, an investment in an associate is recognized initially in the consolidated statement of financial position at cost and adjusted thereafter to recognize the Group’s share of the profit or loss and other comprehensive income of the associate.
When the Group’s share of losses of an associate exceeds the Group’s interest in that associate (which includes any long-term interests that, in substance, form part of the Group’s net investment in the associate), the Group discontinues recognizing its share of further losses. Additional losses are recognized only to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of the associate. The requirements of IAS 36 are applied to determine whether it is necessary to recognize any impairment loss with respect to the Group’s investment in an associate.
When necessary, the entire carrying amount of the investment (including goodwill) is tested for impairment in accordance with IAS 36 as a single asset by comparing its recoverable amount (higher of value in use and fair value less costs of disposal) with its carrying amount. Any impairment loss recognized is not allocated to any asset, including goodwill that forms part of the carrying amount of the investment. Any reversal of that impairment loss is recognized in accordance with IAS 36 to the extent that the recoverable amount of the investment subsequently increases.
When a Group entity transacts with an associate of the Group, profits and losses resulting from the transactions with the associate or joint venture are recognized in the Group’s consolidated financial statements only to the extent of interests in the associate or joint venture that are not related to the Group.

Financial assets
Financial assets
Financial assets are recognized when the Company becomes a party to the contractual provisions of a financial instrument. Financial assets are derecognized when the rights to receive cash flows from the financial assets expire, or if the Company transfers the financial asset to another party and does not retain control or substantially all risks and rewards of the asset. Purchases and sales of financial assets in the normal course of business are accounted for at settlement date (i.e., the date that the asset is delivered to or by the Company).
At initial recognition, the Company measures its financial assets at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition or issue of the financial asset.
After initial recognition, the Company classifies its financial assets as subsequently measured at either i) amortized cost, ii) fair value through other comprehensive income or iii) fair value through profit or loss on basis of both:
•The Company’s business model for managing the financial assets;
•The contractual cash flow characteristics of the financial asset.
Subsequent to initial recognition, financial assets are measured as described below. At each balance sheet date, the Company assesses whether there is objective evidence that a financial asset or a group of financial assets is impaired and recognizes a loss allowance for expected credit losses for financial assets measured at either amortized costs or at fair value through other comprehensive income. If, at the reporting date, the credit risk on financial instrument has not increased significantly since initial recognition, the Company measures the loss allowance for that financial instrument at an amount equal to 12 months of expected credit losses. If, at the reporting date, the credit risk on a financial instrument has increased significantly since initial recognition, the Company measures the loss allowance for the financial instrument at an amount equal to the lifetime expected credit losses.
Financial assets at amortized cost
Financial assets are measured at amortized cost if both i) the financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows; and ii) the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest of on the principal amount outstanding.
A financial asset measured at amortized cost is initially recognized at fair value plus transaction cost directly attributable to the asset. After initial recognition, the carrying amount of the financial asset measured at amortized cost is determined using the effective interest method, less any impairment losses.
Financial assets held to maturity are measured at amortized cost in the manner described in Note 13. Investments.
Financial assets at fair value through other comprehensive income, or FVTOCI
On initial recognition, the Group may make an irrevocable election (on an instrument-by-instrument basis) to designate investments in equity instruments as at FVTOCI. Investments in equity instruments at FVTOCI are initially measured at fair value plus transaction costs.
Subsequently, they are measured at fair value with gains and losses arising from changes in fair value recognized in other comprehensive income and accumulated in the legal reserve fair value revaluation. The cumulative gain or loss is not reclassified to profit or loss on disposal of the equity investments, instead, it is transferred to retained earnings.
Financial assets at fair value through profit and loss, or FVTPL
Financial assets that do not meet the criteria for being measured at amortized cost or FVTOCI are measured at FVTPL.
Financial assets at FVTPL are measured at fair value at the end of each reporting period, with any fair value gains or losses recognized in profit or loss. The net gain or loss recognized in profit or loss includes any dividend or interest earned on the financial asset and is included in the ‘fair value gain (loss) on revaluation’ line item (Note 12. Investments). Fair value is determined in the manner described in Note 12. Investments.

Impairment of assets
Impairment of assets
Assets that have an indefinite useful life and assets not yet available for use are not subject to depreciation or amortization and are tested at least annually for impairment. Assets that are subject to depreciation or amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.
An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs to sell and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows. Non-financial assets for which an impairment loss is recorded, are reviewed for possible reversal of the impairment at each reporting date.

Inventories
Inventories
Inventories are stated at the lower of cost and net realizable value. Cost comprises direct materials and, where applicable, direct labor costs and those overheads that have been incurred in bringing the inventories to their present location and condition. Cost is calculated using the First in First out (FIFO) method. Net realizable value represents the estimated selling price less all estimated costs of completion and costs to be incurred in marketing, selling and distribution.

Trade and other receivables
Trade and other receivables
Trade and other receivables are recognized initially at transaction price. Subsequent measurement is at amortized cost using the effective interest method, less the expected credit loss. Trade receivables are amounts due from customers for goods sold in the ordinary course of business. They are generally due for settlement within 30 days and therefore are all classified as current. For trade receivables and contract assets, the Company applies a simplified approach in calculating expected credit loss. The Company assesses the expected credit loss that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment. Due to the short-term nature of the current receivables, their carrying amount is considered to be the same as their fair value.
Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents are defined as cash on hand, demand deposits and short-term, highly liquid investments (maturity less than 3 months) readily convertible to known amounts of cash and subject to insignificant risk of changes in value. Bank overdrafts are shown within borrowings in current liabilities on the statement of financial position. For the purpose of the statement of cash flow, cash and cash equivalents do not include restricted cash and the interest on cash is accounted for as operating cash flow.

Marketable securities
Marketable securities
Marketable securities are financial assets held for short-term purposes which are principally traded in liquid markets and are classified within current assets on the consolidated balance sheet. Marketable securities are measured as financial assets as described above. The financial impacts related to Marketable securities are recorded in ‘Other finance income’ in the consolidated statement of income. The cash (re)payments relating to Marketable securities are classified as investing activities. The cash flows relating to interest from Marketable securities held at amortized cost are classified as cash flows generated from operating activities.

Marketable securities are measured as financial assets in the manner described in Note 14. Marketable securities.

Equity
Equity
The Company only has ordinary shares, and these are classified within equity upon issue. Shares transferred in relation to settlement of (convertible) debt are measured at fair value with fair value based on the closing price of the shares on the trading day prior to the settlement date. Equity is recognized upon the recognition of share-based payment expenses; shares issued upon exercise of such options are measured at their exercise price.
Transaction costs associated with an equity transaction are accounted for as a deduction from equity to the extent they are incremental costs directly attributable to the equity transaction that otherwise would have been avoided. Transaction costs related to the issue of a compound financial instrument are allocated to the liability and equity components of the instruments in proportion to the allocation of proceeds.

Financial liabilities
Financial liabilities
Financial liabilities are classified as either financial liabilities at fair value through profit or loss (derivative financial liabilities) or financial liabilities at amortized cost (trade and other payables). All financial liabilities at amortized cost are initially recognized at the fair value of the consideration received less directly attributable transaction costs; transaction costs related to the issue of a compound financial instrument are allocated to the liability and equity components of the instruments in proportion to the allocation of proceeds. After initial recognition, financial liabilities are subsequently measured at amortized cost using the effective interest method.
Gains and losses are recognized in the statement of income when the liabilities are paid off or otherwise eliminated as well as through the amortization process. Purchases and sales of financial liabilities are recognized at settlement date.
A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expired. Where an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and the recognition of a new liability, and the difference in the respective carrying amounts is recognized in the statement of income.

Convertible bonds
Convertible bonds
The convertible bonds are classified as hybrid financial instruments under IAS 32 and pursuant to it the debt host contract and the embedded derivative for the fair value of the conversion rights into Pharming shares (the “conversion option”) are recognized separately.
The component parts of convertible bonds issued by the Group are classified separately as financial liabilities and equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument. A conversion option that will be settled by the exchange of a fixed amount of cash or another financial asset for a fixed number of the Company’s own equity instruments is an equity instrument. If, or until, this fixed-for-fixed criterion is not met, the conversion option is recognized as a financial liability derivative at fair value through profit or loss. When this fixed-for-fixed criterion is met at a later date, the conversion option is reclassified to equity at fair value, resulting in a fair value result immediately prior to the reclassification.
If the fixed-for-fixed criterion is met, at the date of issue, the fair value of the debt host contract is estimated using the prevailing market interest rate for a similar non-convertible instrument. This amount is recorded as a liability on an amortized cost basis using the effective interest method. The conversion option classified as equity at issuance is determined by deducting the amount of the liability component from the fair value of the compound instrument as a whole. This is recognized and included in equity, net of income tax effects, and is not subsequently remeasured.
If the fixed-for-fixed criterion is not met, the conversion option classified as a financial liability derivative at recognition is measured using a pricing model. Upon and in case of reclassification to equity when the fixed-for-fixed criterion is met at a later date, the conversion option is recognized and included in equity, net of income tax effects, and is not subsequently remeasured. The debt host contract is measured as the difference between the proceeds from the bond and the value of the conversion option at initial recognition. This debt host contract is subsequently measured at amortized cost.
Direct costs associated with the issue of the convertible bonds are allocated to the debt host contract and the conversion option in amounts proportional to the allocation of the gross proceeds. They are accounted for respectively in the amortized cost (debt host contract) and in equity (conversion option meeting fixed-for-fixed criterion at initial recognition), or in the income statement (conversion option not meeting fixed-for-fixed criterion at initial recognition).
In the case the Company extinguishes the convertible bond before maturity through an early redemption or repurchase, the difference between the carrying amount of the debt host contract (or part of the debt host contract) extinguished or transferred to another party and the consideration paid, including any non-cash assets transferred or liabilities assumed, will be recognized in the income statement.

Provisions
Provisions
Provisions are recognized when there is a present obligation (legal or constructive) as a result of a past event, it is probable that the Group will be required to settle that obligation and a reliable estimate can be made of the amount of the obligation. The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the reporting date, taking into account the risks and uncertainties surrounding the obligation. Where a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows (when the effect of the time value of money is material). The expense relating to any provision is presented in the statement of income net of any reimbursement.
A restructuring provision is recognized when the Group has developed a detailed formal plan for the restructuring and has raised a valid expectation in those affected that it will carry out the restructuring by starting to implement the plan or announcing its main features to those affected by it. The measurement of a restructuring provision includes only the direct expenditures arising from the restructuring, which are those amounts that are both necessarily entailed by the restructuring and not associated with the ongoing activities of the Company.

Trade and other payables	Trade and other payables Trade and other payables are initially recognized at fair value. Subsequent measurement is at amortized cost using the effective interest method.
Revenue recognition
Revenue recognition
In order to determine when to recognize revenue and at what amount, the Company applies the following five steps, based on transfer of control over goods to the customer:
1.Identify the contract(s) with a customer;
2.Identify the performance obligations in the contract. Performance obligations are promises in a contract to transfer to a customer goods that are distinct;
3.Determine the transaction price. The transaction price is the amount of consideration to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer. If the consideration promised in a contract includes a variable amount, an entity must estimate the amount of consideration to which it expects to be entitled in exchange for transferring the promised goods or services to a customer;
4.Allocate the transaction price to each performance obligation on the basis of the relative stand-alone selling prices of each distinct good or service promised in the contract;
5.Recognize revenue when a performance obligation is satisfied by transferring a promised good or service to a customer (which is when the customer obtains control of that good or service). A performance obligation may be satisfied at a point in time (typically for promises to transfer goods to a customer) or over time (typically for promises to transfer services to a customer). For a performance obligation satisfied over time, an entity would select an appropriate measure of progress to determine how much revenue should be recognized as the performance obligation is satisfied.
All of the Group’s revenue from contracts with customers is derived from delivery of goods, specifically pharmaceutical products. The Group does not provide any additional services (including financing services) or equipment to its customers. In accordance with IFRS 15, revenue is recognized when the customer obtains control of the goods. For the Group’s contracts the customer usually obtains control immediately after shipment of the product, which arrives at the customer within a short time frame.
The vast majority of the Group’s contracts for revenue with customers are subject to chargebacks, discounts and/or rebates relating directly to customers or to ultimate reimbursement claims from government or insurance payers. These are accounted for on an estimated net basis, with any actual discounts and rebates used to refine the estimates in due course. These variable elements are deducted from revenue in the same period as the related sales are recorded. Due to the nature of these variable elements, it is not practicable to give meaningful sensitivity estimates due to the large volume of variables that contribute to the overall discounts, rebates and chargebacks accruals.

Other income
Other income
Other income consists of gains upon sales of investment in associates, income from government grants, gains from early termination or modification of lease agreements, and gain on the sale of the Rare Pediatric Disease Priority Review Voucher (PRV).
Pharming receives certain grants which support the Company’s research efforts in defined research and development projects. These subsidies generally provide for reimbursement of approved costs incurred as defined in various grants. Subsidies are recognized if the Company can demonstrate it has complied with all attached conditions and it is probable that the grant amount will be received. Grants are recognized in profit or loss on a systematic basis over the periods in which the Group recognizes as expenses the related costs for which the grants are intended to compensate.
The Company includes income from grants under other income in the statement of income in order to enable comparison of its statement of income with companies in the life sciences sector.

Gains arising from the early termination or modification of lease arrangements are recognized in Other income in accordance with IFRS 16. Such gains represent the difference between the carrying amounts of the related right‑of‑use assets and lease liabilities derecognized and any consideration paid or received as part of the termination. Further details are provided in note 12. Right-of-use assets. If the termination or modification of lease arrangements result in a loss, it is included in Other operating cost.

Employee retention credits represent refundable government incentives designed to support employment. These amounts are recognized in Other income when the Company has complied with the relevant conditions and receipt is reasonably assured. As these credits do not relate to the Company's ordinary revenue‑generating activities, they are presented within Other income.

Other income may also include incidental receipts such as regulatory milestone payments or similar items. Such income is recognized when the Company becomes entitled to the amount, the related performance obligations (if any) have been satisfied, and collection is probable.

Pharming was granted the PRV by the Food and Drug Administration (FDA) in March 2023 in connection with the approval of Joenja®. The sale price was a contractually defined percentage of the PRV value pursuant to the terms of the August 2019 exclusive license agreement between Pharming and Novartis for leniolisib. Management made an assessment on the classification of this transaction, taking into account the requirements in IAS 1 and concluded that it is most appropriate to classify the transaction in Other income.

Costs of sales & Operating costs
Costs of sales
Costs of sales represent all production costs related to product sales, including production costs of the skimmed milk, external manufacturing costs, costs of vials used for product testing, royalties and other costs incurred in bringing the inventories to their present location and condition. The costs are measured at their actual costs based on FIFO and incurred to net realizable value if sales price is below actual costs.
Operating costs
Operating costs are expensed as incurred. Costs of research and development cover those activities that are carried out to gain new scientific or technical knowledge and understanding as well as the application of research findings or other knowledge to a plan or design for the production of new or substantially improved products. Costs of general and administrative nature apply to overhead expenses. Costs of marketing and sales relate to all expenses incurred to commercialize the product.

Research and development costs
Research and development costs
Research expenditure is recognized as an expense in the period in which it is incurred. An intangible asset arising from development expenditure on an individual project is recognized only when the following criteria are met:
•The technical feasibility of completing the intangible asset so that it will be available for use or sale is not in doubt;
•The Company has the clear intention and resources to complete the asset, and to use or sell it;
•Its ability to use or sell the asset is not in doubt;
•The probability of future economic benefits is clear at the time of making the decision;
•The availability of resources to complete the development required is not expected to change during the development process;
•It is possible to measure the expenditure reliably during the development.
Technical feasibility and ability to use or sell the asset are, in general, considered probable when the Company estimates that obtaining marketing approval is deemed likely. In practice this is only the case when we have either (i) completed a similar program before on the same therapeutic molecule or combination, or (ii) completed an identical program before on a similar molecule or combination. In other situations, the likelihood of success at each remaining level of clinical development and regulatory approval is assessed and, unless the collective probability is considered high, the criteria is difficult to meet in these circumstances.
Following the initial recognition of the development expenditure, the cost model is applied requiring the asset to be carried at cost less any accumulated amortization and accumulated impairment losses.
Any expenditure capitalized is amortized over the period of expected useful life of the related patents. The carrying value of development costs is reviewed for impairment annually when the asset is not yet in use or more frequently when an indication of impairment arises during the reporting year.

Interest income
Interest income
Interest income is recognized as interest accrues, using the effective interest method. For the purpose of the consolidated statement of cash flows, interest income derived from cash and cash equivalents and marketable securities have been presented as operating cash flows.

Short-term employee benefits
Short-term employee benefits
The Company does not provide any benefits based on financial measurement of the statement of income.
Liabilities for wages and salaries, including non-monetary benefits and accumulating sick leave that are expected to be settled wholly within 12 months after the end of the period in which the employees render the related service are recognized in respect of employees’ services up to the end of the reporting period and are measured at the amounts expected to be paid when the liabilities are settled. The liabilities are presented under trade and other payables in the balance sheet.

Pension plan
Pension plan
For all Dutch employees, the Company participates in defined contribution pension plans with an independent insurance company. Defined contributions are expensed in the year in which the related employee services are rendered.
Employees in the United States are enabled to participate in a 401k plan, which also qualifies as a defined contribution plan. To become an eligible participant, an employee must complete 6 months of service and attain the age of 18 years. The employer matches 100% of the first 3% the employee contributes to their 401k plan and 50% of any amount over 3% up to 5%. Any employee contribution over 5% is not matched. Costs of the 401k plan are expensed in the year in which the related employee services are rendered.
Share-based payment and Restricted Stock Unit Plan
Share-based payment
The costs of option plans are measured by reference to the fair value of the options on the date on which the options are granted. The fair value is determined using the Black-Scholes model. The costs of these options are recognized in the income statement (other operating costs) during the vesting period, together with a corresponding increase in equity (other reserves). If required, the estimate of the number of equity instruments expected to vest is revised on a yearly basis. The impact of this revision is reflected in the statement of profit & loss (other operating costs) and statement of changes in equity. Share-based payment charges do not affect liabilities or cash flows in the year of expense since all transactions are equity-settled.
Pharming’s employee option plan states that an employee is entitled to exercise the vested options within five years after the date of the grant. The period in which the options become unconditional is defined as the vesting period.
Restricted Stock Unit Plan
For a limited number of employees, restricted stock units are granted free of charge. A maximum number of predetermined shares vest four years after the grant date, provided that the participant to the long-term incentive plan is still in service (continued employment condition).
The fair value is determined to be the market price at the grant date. The costs of the RSU grant are recognized in the income statement during the vesting period.

Long term incentive plan
Long Term Incentive Plan
For a limited number of board members and officers, performance shares are granted free of charge. A maximum number of predetermined shares vest three years after the grant date, provided that the participant to the long-term incentive plan is still in service (continued employment condition), with actual shares to be transferred based on the relative achievement of Pharming’s share price compared to a peer group.
The fair value is determined using Monte Carlo simulation. The costs of the LTIP are recognized in the income statement during the vesting period (other operating costs). The fair value at the grant date includes the market performance condition (relative total shareholder return performance) but excludes the three-year service condition. The performance includes Total Shareholder Return (40% weighing) and achievement of long-term strategy oriented objectives (60% weighing). The Total Shareholders Return is compared to a peer group.
The shares granted to the Executive Director under the LTIP, will vest in 3 years after the grant date, subject to the achievement of targets for a three-year performance period, their relative weightings and the pay-out limits. All shares will be subject to a retention period of 5 years from the date of grant. In order to fully become entitled to the shares vesting under the LTI conditions the participant must be a member of the Board of Directors as Executive Board Member at the vesting date.
The costs of the LTIP are recognized in the income statement during the vesting period.

Leases
Leases
The Group assesses whether a contract is or contains a lease at the inception of the contract. The Group recognizes a right-of-use asset and a corresponding lease liability with respect to all lease arrangements in which it is a lessee, except for short-term leases (defined as leases with a lease term of 12 months or less) and leases of low value assets (such as tablets and personal computers, small items of office furniture and telephones). For these leases the Group recognizes the lease payments as an operating expense on a straight-line basis over the term of the lease unless another systematic basis is more representative of the time pattern in which the economic benefits from the leased assets are consumed.
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the Company uses its incremental borrowing rate.
Lease payments included in the measurement of the lease liability comprise:
•Fixed lease payments;
•Variable lease payments that depend on an index or rate, initially measured using the index or rate at the commencement date.
The lease liability is presented as a separate line in the consolidated balance sheet.
The lease liability is subsequently measured by increasing the carrying amount to reflect the interest on the lease liability (using the effective interest method) and by reducing the carrying amount to reflect the lease payments made.
The Group remeasures the lease liability (and makes a corresponding adjustment to the related right-of-use asset) whenever:
•The lease term has changed or there is a significant event or change in circumstances resulting in a change in the assessment of exercise of a purchase option, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate.
•The lease payments change due to changes in an index or rate or a change in expected payment under a guaranteed residual value, in which case the lease liability is remeasured by discounting the revised lease payments using an unchanged discount rate (unless the lease payments change is due to a change in a floating interest rate, in which case, a revised discount rate is used).
•A lease contract is modified, and the lease modification is not accounted for as a separate lease, in which case the lease liability is remeasured based on the lease term of the modified lease by discounting the revised lease payments using a revised discount rate at the effective date of modification.
The right-of-use assets comprise the initial measurement of the corresponding lease liability, lease payments made at or before commencement day, less any lease incentives received and any initial direct costs. They are subsequently measured at cost less accumulated depreciation and impairment losses.
Whenever the Group incurs an obligation for costs to dismantle and remove a leased asset, restore the site on which it is located or restore the underlying asset to the condition required by the terms and conditions of the lease, a provision is recognized and measured under IAS 37. To the extent that the costs relate to a right-of-use asset, the costs are included in the related right-of-use asset, unless those costs are incurred to produce inventories.
Right-of-use assets are depreciated over the shorter period of lease term and useful life of the underlying asset. If a lease transfers ownership of the underlying asset or the cost of the right-of-use asset reflects that the Group expects to exercise a purchase option, the related right-of-use asset is depreciated over the useful life of the underlying asset. The depreciation starts at the commencement date of the lease.
The right-of-use assets are presented as a separate line in the consolidated balance sheet.
The Group applies IAS 36 to determine whether a right-of-use asset is impaired and accounts for any identified impairment loss as described in the ‘Property, Plant and Equipment’ policy.
Variable rents that do not depend on an index or rate are not included in the measurement of the lease liability and the right-of-use asset. The related payments are recognized as an expense in the period in which the event or condition triggers those payments occur.
As a practical expedient, IFRS 16 permits a lessee not to separate non-lease components, and instead account for any lease and associated non-lease components as a single arrangement. The Group has not used this practical expedient. For contracts that contain lease components and one or more additional lease or non-lease components, the Group allocates the consideration in the contract to each lease component on the basis of the relative stand-alone price of the lease component and the aggregate stand-alone price of the lease component and the aggregate stand-alone price of the non-lease components. The Group had no such lease arrangements in 2025 and has none at the date of this report.

Income taxes
Income taxes
The income tax expense or credit for the period is the tax payable on the current period’s taxable income based on the applicable income tax rate for each jurisdiction adjusted by changes in deferred tax assets and liabilities attributable to temporary differences and to unused tax losses.
The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the end of the reporting period in the countries where the Company and its subsidiaries operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions where appropriate based on amounts expected to be paid to the tax authorities.
Deferred income tax is provided in full, using the liability method on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. Deferred income tax is determined using tax rates that have been enacted or substantially enacted by the end of the reporting period and are expected to apply when the related deferred income tax asset is realized, or the deferred income tax liability is settled.
Deferred tax assets are recognized only if it is probable that future taxable amounts will be available to use those temporary differences and losses. The Company has assessed all its income tax amounts and provisions in the light of IFRIC 23 Accounting for Uncertain Income Taxes, and has concluded that it is probable that its particular tax treatment will be accepted in all relevant jurisdictions and thus it has determined taxable profit (tax loss), tax bases, unused tax losses, unused tax credits or tax rates consistently with the tax treatment included in its income tax filings.
Current and deferred tax is recognized in profit or loss, except to the extent that it relates to items recognized in other comprehensive income or directly in equity.

Cash flow statement
Cash flow statement
Operating cash flows in the statement of cash flows are reported using the indirect method. Under the indirect method the figure is produced by adjusting the profit and loss by removing the effects of non-cash items and changes in working capital. The Company has chosen the profit before tax as a starting point for the reconciliation as most of the other elements in the net result have a non-cash nature. Payments of the finance lease liabilities related to operating assets and equipment are included in the operating cash flows, whereas all other finance lease liabilities are included in financing cash flows. They are part of the manufacturing costs, thus part of the working capital. This way the statement properly reflects the cash flows.

Earnings per share
Earnings per share
Basic earnings per share are calculated based on the weighted average number of ordinary shares outstanding during the period. Diluted earnings per share are computed based on the weighted average number of ordinary shares outstanding including the dilutive effect of shares to be issued in the future under certain arrangements such as option plans, warrants issued and convertible loan agreements.

Segment reporting
Segment reporting
Operating segments are reported in a manner consistent with the internal reporting of segmental information provided to and used by the chief operating decision-maker function in managing that segment.
Material accounting judgments and estimates	Material accounting judgments and estimates
The preparation of financial statements requires judgments and estimates that affect the reported amounts of assets and liabilities, revenues and expenses, and related disclosure of contingent assets and liabilities at the date of the financial statements. The resulting accounting estimates will, by definition, seldom equal the related actual results. The main estimates and assumptions that have a risk of causing an adjustment to the carrying amounts of assets and liabilities within the next financial year are addressed below.

Judgments:
Biological Assets

The Group's manufacturing process utilizes transgenic rabbits to produce this human recombinant protein in their milk. The rabbits are raised at specialized and regulator approved facilities with high standards of animal husbandry, welfare and security.

The Board of Directors has assessed the accounting for these biological assets under IAS 41: Agriculture, and concluded that the recognition criteria in IAS 41.10(c) are not met as the fair value or cost of the asset cannot be measured reliably due to their uniqueness and very special transgenic nature. The cost associated with raising, nurturing and milking the rabbits are expensed in profit or loss as incurred.

Estimates:
Revenue - U.S. Revenue Rebate Accruals
Revenue is recognized when control has been transferred to the customer. Revenue is reduced by chargebacks and rebates for government healthcare programs, discounts to specialty pharmacies and wholesalers, and product returns given or expected to be given, which vary by patient groups, which represent variable revenue constraints under IFRS 15. Chargebacks and rebates for healthcare programs depend upon the submission of claims sometime after the initial recognition of the sale. The liability for this variable consideration is made, at the time of sale, for the estimated chargebacks and rebates, mainly U.S. Medicaid, based on available market information and historical experience. Because the amounts are estimated they may not fully reflect the final outcome, and the amounts are subject to change dependent upon, amongst other things, the types of patient groups. As multiple variables impact the accrual, no sensitivity analysis has been performed. The level of these liabilities is being reviewed and adjusted regularly in the light of contractual and legal obligations, historical charges and trends, past experience and projected mixtures of patient groups. The Group acquires this information from both internal resources and external parties.
Future events could cause the assumptions on which the accruals are based to change, which could affect the future results of the Group.
Identification and measurement of assets acquired and liabilities assumed on acquisition of Abliva AB
In 2025, the Group completed the acquisition of Abliva AB (see Note 3). The identification and measurement of the identifiable assets acquired and liabilities assumed required the application of significant management judgment, particularly in determining the fair value of the napazimone (KL1333) license using a probability‑adjusted discounted cash flow model. These estimates involved key assumptions regarding long‑term revenue forecasts, development timelines, commercialization prospects, and discount rates as well as timing of regulatory approvals. Given the sensitivity of the valuation to these assumptions, the purchase price allocation represents an area of significant accounting judgment. Further details on the acquisition and the related purchase price allocation are included in Note 3.